UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1.     Schedule of Investments.

Schedule of Investments (Unaudited)

Pax World Balanced Fund	September 30, 2008

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
STOCKS: 66.7%
COMMON STOCK: 66.5%
CONSUMER DISCRETIONARY: 3.3%
Burger King Holdings, Inc.	245,000	$6,017,200
GameStop Corp., Class A (a)(f)	598,509	20,474,993
Lowe’s Cos., Inc.	654,712	15,510,127
Staples, Inc.	873,328	19,649,880
Walt Disney Co., The	235,000	7,212,150
		68,864,350
CONSUMER STAPLES: 11.8%
Avon Products, Inc.	955,000	39,699,350
Corn Products International, Inc. (f)	580,000	18,722,400
CVS Caremark Corp.	1,084,800	36,514,368
Estee Lauder Cos, Inc., Class A (f)	400,000	19,964,000
General Mills, Inc.	122,852	8,442,389
HJ Heinz Co.	217,200	10,853,484
Kraft Foods, Inc., Class A (f)	425,000	13,918,750
McCormick & Co., Inc.	380,000	14,611,000
PepsiCo, Inc.	465,000	33,140,550
Procter & Gamble Co.	660,000	45,995,400
		241,861,691
ENERGY: 10.1%
Baker Hughes, Inc.	530,000	32,086,200
Cal Dive International, Inc. (a)(f)	812,275	8,610,115
ConocoPhillips	180,000	13,185,000
ENSCO International, Inc.	519,300	29,927,259
Helix Energy Solutions Group, Inc. (a)(f)	400,000	9,712,000
Noble Corp.	735,000	32,266,500
Petroleo Brasileiro SA, ADR	218,110	9,585,935
Sasol Ltd., ADR (f)	58,800	2,498,412
Southwestern Energy Co. (a)(f)	328,680	10,037,887
StatoilHydro ASA, ADR	345,685	8,227,303
Suncor Energy, Inc.	438,200	18,465,748
XTO Energy, Inc. (f)	759,750	35,343,570
		209,945,929
FINANCIALS: 6.4%
Banco Bilbao Vizcaya Argentaria SA, ADR (f)	175,000	2,829,750
BlackRock, Inc. (f)	37,900	7,371,550
CME Group, Inc.	12,500	4,643,875
Goldman Sachs Group, Inc., The (f)	14,280	1,827,840
Hospitality Properties Trust, REIT	200,000	4,104,000
ING Groep NV, ADR (f)	350,000	7,490,000

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
STOCKS, continued
COMMON STOCK, continued
FINANCIALS, continued
JPMorgan Chase & Co.	180,000	$8,406,000
Lincoln National Corp.	600,000	25,686,000
Mitsubishi UFJ Financial Group, ADR	1,254,900	10,967,826
National Bank of Greece SA, ADR (f)	2,125,258	17,533,379
Nomura Holdings, Inc., ADR (f)	250,000	3,270,000
Principal Financial Group, Inc. (f)	302,400	13,151,376
Prudential Financial, Inc.	82,750	5,958,000
State Street Corp.	70,000	3,981,600
T Rowe Price Group, Inc. (f)	110,000	5,908,100
Willis Group Holdings, Ltd. (f)	325,200	10,490,952
		133,620,248
HEALTH CARE: 6.8%
Amgen, Inc. (a)	45,000	2,667,150
Baxter International, Inc.	549,100	36,037,433
Becton Dickinson & Co.	412,900	33,139,354
Gilead Sciences, Inc. (a)	400,000	18,232,000
Johnson & Johnson	300,000	20,784,000
Stryker Corp.	300,000	18,690,000
Teva Pharmaceutical Industries, ADR (f)	255,340	11,692,019
		141,241,956
INDUSTRIALS: 3.2%
ABB, Ltd., ADR	15,335	297,499
Aecom Technology Corp. (a)	139,521	3,409,893
Deere & Co.	543,700	26,913,150
Diana Shipping, Inc. (f)	58,300	1,147,927
Emerson Electric Co.	298,075	12,158,479
RR Donnelley & Sons, Co.	300,000	7,359,000
Seaspan Corp. (f)	669,705	12,114,963
Ultrapetrol Bahamas, Ltd. (a)(f)	423,080	3,321,178
		66,722,089
INFORMATION TECHNOLOGY: 16.5%
Accenture, Ltd., Class A	575,000	21,850,000
Applied Materials, Inc.	875,000	13,238,750
Autodesk, Inc. (a)	335,000	11,239,250
Automatic Data Processing, Inc.	724,600	30,976,650
Cisco Systems, Inc. (a)	1,869,888	42,184,673
Citrix Systems, Inc. (a)(f)	382,800	9,669,528
Corning, Inc.	326,100	5,100,204
EMC Corp. (a)(f)	1,850,000	22,126,000

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
STOCKS, continued
COMMON STOCK, continued
INFORMATION TECHNOLOGY, continued
Entegris, Inc. (a)	938,600	$4,542,824
Fiserv, Inc. (a)(f)	525,000	24,843,000
Hewitt Associates, Inc., Class A (a)	491,100	17,895,684
Intel Corp. (f)	1,110,000	20,790,300
Intuit, Inc. (a)	810,000	25,604,100
MEMC Electronic Materials, Inc. (a)	310,000	8,760,600
Microchip Technology, Inc. (f)	269,921	7,943,775
Microsoft Corp.	1,025,000	27,357,250
Nokia OYJ, ADR (f)	381,600	7,116,840
QUALCOMM, Inc.	920,600	39,558,182
		340,797,610
MATERIALS: 0.7%
Aracruz Celulose SA, ADR (f)	275,634	10,118,524
Syngenta AG, ADR	109,446	4,631,755
United States Steel Corp.	100	7,761
		14,758,040
TELECOMMUNICATION SERVICES: 3.8%
America Movil SAB de CV, ADR	580,667	26,919,722
American Tower Corp. (a)	170,000	6,114,900
China Netcom Group Corp., Ltd., ADR (f)	132,109	6,008,317
Telefonica SA, ADR	200,000	14,298,000
Verizon Communications, Inc.	385,000	12,354,650
Vimpel-Communications, ADR	20,000	406,000
Vodafone Group PLC, ADR	580,400	12,826,840
		78,928,429
UTILITIES: 3.9%
American Water Works Co., Inc. (f)	309,021	6,643,952
Aqua America, Inc. (f)	443,833	7,891,351
Equitable Resources, Inc.	605,300	22,202,404
Oneok, Inc.	306,228	10,534,243
TECO Energy, Inc. (f)	210,000	3,303,300
UGI Corp.	550,000	14,179,000
Veolia Environnement, ADR	385,000	15,892,800
		80,647,050
TOTAL COMMON STOCKS
(Cost $1,320,905,917)		1,377,387,392

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
STOCKS, continued
PREFERRED STOCKS: 0.2%
FINANCIALS: 0.2%
Aegon NV, 4.000%	45,000	$312,750
HRPT Properties Trust, REIT, 8.750% (f)	29,167	498,756
National Bank of Greece SA, ADR, 9.000% (a)	130,842	2,616,840
Regency Centers Corp., REIT, 7.450%	32,000	592,960

TOTAL PREFERRED STOCKS (Cost $5,940,721)		4,021,306

TOTAL STOCKS (Cost $1,326,846,638)		1,381,408,698

EXCHANGE TRADED FUNDS: 1.1%
PowerShares DB US Dollar Index Bullish Fund (a)	400,000	9,776,000
SPDR Gold Trust (a)	40,000	3,402,800
United States Natural Gas Fund (a)(f)	200,000	6,664,000
iShares Silver Trust (a)	225,000	2,666,250

TOTAL EXCHANGE TRADED FUNDS (Cost $24,636,650)		22,509,050

BONDS: 30.7%
CORPORATE BONDS: 3.7%
CONSUMER DISCRETIONARY: 0.4%
McGraw-Hill Companies, Inc., The, 5.375%, 11/15/12	$4,000,000	4,021,976
Staples, Inc., 7.375%, 10/01/12	5,000,000	5,184,535
		9,206,511
CONSUMER STAPLES: 0.8%
Estee Lauder Cos., Inc., 6.000%, 01/15/12	1,599,000	1,677,364
Kimberly-Clark Corp., 6.125%, 08/01/17	5,000,000	5,016,370
Kimberly-Clark Corp., 5.000%, 08/15/13	3,150,000	3,146,447
PepsiCo, Inc., 5.150%, 05/15/12	2,000,000	2,067,834
PepsiCo, Inc., 5.000%, 06/01/18	5,000,000	4,836,585
		16,744,600
ENERGY: 0.1%
XTO Energy, Inc., 5.650%, 04/01/16	3,000,000	2,807,370

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS: 1.2%
Aflac, Inc. , 6.500%, 04/15/09	$5,000,000	$5,050,035
American Express Co., 7.000%, 03/19/18	1,000,000	884,037
American Honda Finance Corp., 3.750%, 03/16/11 (b)(US)	2,000,000	2,687,322
IBM International Group Capital LLC, 5.050%, 10/22/12	2,845,000	2,871,356
John Deere Capital Corp., 3.312%, 08/19/10	5,000,000	4,990,460
Toyota Motor Credit Corp., 2.750%, 08/06/09	545,455	547,226
Toyota Motor Credit Corp., 4.625%, 02/01/11 (c)(US)	2,000,000	3,501,441
Toyota Motor Credit Corp., 6.520%, 01/18/15	2,000,000	1,871,920
		22,403,797
HEALTH CARE: 0.5%
UnitedHealth Group, Inc., 4.875%, 02/15/13	2,500,000	2,391,790
UnitedHealth Group, Inc., 6.000%, 02/15/18	2,500,000	2,265,445
WellPoint, Inc., 4.250%, 12/15/09	3,000,000	2,941,779
WellPoint, Inc., 6.375%, 01/15/12	2,991,000	3,051,373
		10,650,387
INFORMATION TECHNOLOGY: 0.4%
Cisco Systems, Inc., 5.500%, 02/22/16	3,000,000	2,887,065
Hewlett-Packard Co., 4.500%, 03/01/13	5,000,000	4,809,115
		7,696,180
TELECOMMUNICATION SERVICES: 0.3%
America Movil SAB de CV, 9.000%, 01/15/16 (d)(MX)	52,000,000	4,732,359
Telefonos de Mexico SAB de CV, 8.750%, 01/31/16 (d)(MX)	21,000,000	1,863,722
		6,596,081
TOTAL CORPORATE BONDS (Cost $78,545,501)		76,104,926

U.S. GOVERNMENT AGENCY BONDS: 13.8%
FEDERAL FARM CREDIT BANK: 2.3%
3.800%, 03/19/12	3,500,000	3,483,018
3.950%, 03/04/13	3,000,000	2,975,643
3.980%, 04/03/13	3,000,000	2,972,784
4.125%, 04/22/13	4,000,000	3,960,644
5.250%, 01/08/14	4,000,000	4,062,540
4.500%, 03/10/14	4,000,000	3,968,076
5.180%, 10/01/14	3,000,000	3,033,486
5.230%, 10/15/14	4,000,000	4,052,452
4.200%, 02/05/15	4,000,000	3,863,676

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FEDERAL FARM CREDIT BANK, continued
3.850%, 02/11/15	$4,000,000	$3,866,684
4.700%, 03/19/15	4,000,000	3,964,784
4.550%, 04/14/15	4,000,000	3,946,632
5.150%, 06/05/15	3,000,000	3,007,269
5.500%, 08/17/20	1,500,000	1,492,085
		48,649,773
FEDERAL HOME LOAN BANK SYSTEM: 6.8%
4.375%, 10/03/08	8,000,000	8,000,472
4.125%, 11/17/08	3,000,000	3,000,330
4.100%, 11/17/08	3,000,000	3,000,321
5.375%, 05/15/09	2,000,000	2,026,504
5.250%, 11/03/09	8,500,000	8,515,972
5.350%, 11/17/10	3,000,000	3,009,522
5.050%, 08/24/11	3,000,000	3,042,759
5.300%, 10/27/11	3,000,000	3,004,854
4.875%, 11/15/11	6,000,000	6,211,302
5.000%, 12/15/11	4,850,000	4,938,236
5.500%, 02/09/12	3,000,000	3,024,075
5.250%, 04/16/12	2,000,000	2,024,716
5.375%, 09/07/12	5,000,000	5,189,955
5.000%, 09/14/12 (f)	2,500,000	2,599,975
5.200%, 10/09/12 (f)	4,000,000	4,002,488
5.000%, 11/07/12	4,000,000	4,010,452
5.025%, 11/14/12	4,000,000	4,012,600
4.125%, 02/20/13	3,000,000	2,988,195
4.500%, 06/10/13	3,000,000	3,014,097
5.550%, 11/21/13	6,240,000	6,264,130
5.270%, 01/22/14	1,915,000	1,953,384
5.250%, 03/26/14	5,000,000	5,073,490
5.210%, 10/06/14	3,000,000	3,055,368
5.000%, 11/05/14	4,000,000	4,028,944
5.100%, 11/19/14	4,000,000	4,015,780
4.600%, 01/14/15	4,000,000	3,957,304
4.800%, 01/28/15	4,000,000	3,974,808
4.000%, 01/28/15	4,000,000	3,887,968
4.550%, 02/06/15	4,000,000	3,945,884
4.500%, 02/19/15	5,000,000	4,923,175
4.700%, 03/27/15	4,000,000	3,964,712
4.625%, 04/16/15	2,460,000	2,433,053
5.250%, 07/14/16	3,000,000	2,992,398
6.180%, 07/06/17	3,000,000	3,047,001

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FEDERAL HOME LOAN BANK SYSTEM, continued
5.125%, 12/13/17	$3,500,000	$3,469,963
5.000%, 03/28/18	4,050,000	3,913,446
		140,517,633
FREDDIE MAC (AGENCY): 1.6%
5.250%, 02/24/11	6,000,000	6,047,958
5.250%, 10/06/11	7,500,000	7,502,468
5.300%, 01/09/12	3,000,000	3,016,245
4.125%, 02/07/13	4,000,000	3,986,528
5.400%, 10/10/13	4,400,000	4,403,111
5.600%, 10/17/13	4,000,000	4,005,252
4.000%, 10/17/13	3,500,000	3,475,493
5.000%, 07/15/14	1,500,000	1,562,183
		33,999,238
FANNIE MAE (AGENCY): 3.1%
4.000%, 01/26/09	4,000,000	4,009,764
6.162%, 02/17/09	7,324,000	7,333,155
4.750%, 04/19/10	3,000,000	3,062,049
3.250%, 06/09/10 (f)	3,000,000	2,999,799
3.000%, 04/01/11	4,000,000	3,950,416
4.000%, 06/30/11	3,000,000	3,006,930
5.300%, 05/07/12 (f)	3,500,000	3,506,213
4.550%, 01/04/13	4,000,000	4,006,036
4.000%, 01/28/13	7,000,000	7,005,831
4.250%, 02/25/13	4,000,000	4,038,612
4.000%, 04/01/13	4,000,000	3,984,880
4.000%, 04/02/13	3,000,000	3,001,161
4.150%, 04/24/13 (f)	4,000,000	3,999,744
4.000%, 04/29/13	4,500,000	4,478,139
4.350%, 05/06/13 (f)	3,500,000	3,506,514
4.250%, 05/08/13	3,000,000	3,002,664
		64,891,907
TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $287,819,544)		288,058,551

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
GOVERNMENT BONDS: 0.3%
Private Export Funding Corp., 4.974%, 08/15/13	$2,000,000	$2,061,400
US Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	4,901,155

TOTAL GOVERNMENT BONDS (Cost $7,054,630)		6,962,555

MUNICIPAL BONDS: 1.2%
Chicago Illinois, 5.250%, 01/01/17	4,000,000	4,244,040
Florida State Board of Education, 5.250%, 06/01/16	1,180,000	1,264,795
Illinois State Toll Highway Authority, 5.000%, 01/01/23	4,000,000	3,900,240
Oregon State, 4.042%, 06/01/09	3,880,000	3,909,449
Pennsylvania State Turnpike Commission, 6.700%, 06/01/18	4,815,000	4,934,749
Portland Oregon Urban Renewal & Redevelopment, 6.031%, 06/15/18	3,800,000	3,882,840
San Diego County California Pension Obligation, 5.728%, 08/15/17	3,000,000	3,022,140

TOTAL MUNICIPAL BONDS (Cost $25,779,817)		25,158,253

U.S. TREASURY NOTE: 4.8%
2.875%, 06/30/10 (f)	5,000,000	5,083,985
2.375%, 08/31/10 (f)	3,000,000	3,023,907
3.375%, 06/30/13 (f)	11,000,000	11,224,301
3.125%, 08/31/13 (f)	16,000,000	16,127,504
3.125%, 09/30/13	3,000,000	3,024,961
4.250%, 08/15/15 (f)	7,000,000	7,401,954
4.500%, 11/15/15 (f)	7,000,000	7,485,632
3.500%, 02/15/18 (f)	11,000,000	10,790,318
3.875%, 05/15/18 (f)	15,000,000	15,103,140
4.000%, 08/15/18 (f)	20,500,000	20,797,906

TOTAL U.S. TREASURY NOTES (Cost $100,701,621)		100,063,608

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES: 6.9%
U.S. GOVERNMENT MORTGAGE-BACKED: 6.7%
GINNIE MAE (MORTGAGE BACKED): 1.2%
6.000%, 02/15/19	$465,773	$481,206
6.000%, 05/15/21	1,656,281	1,710,125
6.000%, 07/15/21	274,872	283,808
6.500%, 12/15/21	720,906	751,909
6.000%, 02/15/22	2,517,672	2,598,984
6.000%, 08/15/35	2,861,512	2,909,472
6.000%, 05/20/36	1,338,762	1,357,740
6.000%, 04/15/37	1,642,550	1,669,566
6.000%, 01/15/38	2,923,755	2,971,845
6.000%, 01/15/38	2,750,635	2,795,877
5.000%, 04/20/38	4,129,656	4,132,425
6.500%, 08/20/38	2,997,289	3,028,461
		24,691,418
FREDDIE MAC (MORTGAGE-BACKED): 1.7%
5.000%, 10/01/08	350,549	353,183
4.000%, 04/01/10	1,585,939	1,584,590
4.000%, 09/01/10	2,217,824	2,212,646
4.500%, 06/01/12	2,101,338	2,100,025
4.000%, 05/01/14	1,441,373	1,422,998
5.000%, 08/01/18	2,615,387	2,623,103
4.500%, 09/01/18	941,382	926,656
4.000%, 09/01/18	515,206	500,224
5.500%, 10/01/18	487,270	494,431
5.500%, 10/01/18	375,875	381,399
5.000%, 10/01/18	897,446	898,972
5.000%, 11/01/18	345,607	346,195
5.000%, 11/01/18	424,863	425,585
4.500%, 01/01/21	3,592,141	3,535,947
5.537%, 04/01/36	1,406,133	1,414,515
5.672%, 05/01/36	1,383,313	1,411,668
6.273%, 11/01/36	2,094,734	2,163,837
5.872%, 04/01/37	3,116,982	3,134,323
6.807%, 09/01/37	1,786,919	1,814,902
6.656%, 10/01/37	2,232,795	2,269,348
6.530%, 11/01/37	2,721,454	2,765,418
5.500%, 03/01/38	2,253,215	2,243,389
		35,023,354

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FANNIE MAE (MORTGAGE BACKED): 3.8%
5.500%, 09/01/09	$628,956	$638,263
4.000%, 09/01/10	914,895	912,400
5.500%, 11/01/11	406,635	412,652
5.000%, 01/01/14	898,958	905,892
5.000%, 02/01/14	611,347	616,062
5.500%, 10/01/14	1,271,085	1,293,447
5.500%, 11/01/14	1,289,891	1,312,406
5.500%, 11/01/16	1,789,739	1,812,966
5.000%, 03/01/17	2,487,792	2,488,857
5.000%, 04/01/18	2,535,867	2,544,607
4.500%, 07/01/18	2,871,053	2,829,729
3.500%, 09/01/18	1,333,808	1,258,233
3.500%, 10/01/18	127,653	120,420
3.500%, 10/01/18	1,036,917	978,164
5.000%, 11/01/18	102,629	102,982
5.000%, 11/01/18	461,963	463,556
5.000%, 11/01/18	678,591	680,930
5.000%, 02/01/19	1,703,281	1,703,829
5.500%, 07/01/19	1,594,035	1,615,968
5.500%, 10/01/19	1,507,629	1,528,373
4.500%, 11/01/19	1,730,023	1,699,716
5.000%, 01/01/20	1,586,139	1,586,649
5.000%, 03/01/20	1,098,558	1,095,478
4.000%, 08/01/20	5,383,830	5,133,047
5.000%, 10/01/20	2,401,424	2,394,693
5.000%, 10/01/23	1,548,883	1,524,617
4.500%, 01/01/25	1,418,205	1,360,896
5.000%, 06/01/25	1,997,089	1,962,979
5.000%, 11/01/25	2,794,512	2,746,783
8.000%, 05/01/30	56,191	60,890
6.000%, 09/25/30	3,250,000	3,330,120
6.500%, 06/01/32	392,729	405,847
4.650%, 12/01/33	928,085	930,843
4.402%, 12/01/33	579,491	579,710
6.000%, 02/01/34	1,493,045	1,517,258
3.859%, 05/01/34	2,905,006	2,944,484
4.267%, 01/01/35	3,200,266	3,199,842
5.826%, 03/01/35	2,439,969	2,459,191

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FANNIE MAE (MORTGAGE BACKED), continued
4.633%, 06/01/35	$1,209,737	$1,219,008
5.500%, 07/01/35	165,497	166,663
6.000%, 04/01/36	645,895	655,058
6.000%, 04/01/36	907,433	920,305
5.375%, 05/01/36	2,427,090	2,450,887
5.843%, 04/01/37	3,899,446	3,965,544
5.559%, 06/01/37	2,701,629	2,728,902
5.500%, 07/01/37	3,401	3,462
6.000%, 08/01/37	3,695	3,708
6.000%, 01/25/41	6,860,158	7,011,163
		78,277,479
COMMERCIAL MORTGAGE-BACKED: 0.2%
JP Morgan Chase Commercial Mtg Sec Corp., 4.738%, 07/15/42	2,000,000	1,767,736
Morgan Stanley Capital I, Inc., 4.989%, 08/13/42	2,000,000	1,804,634
		3,572,370
TOTAL MORTGAGE-BACKED SECURITIES (Cost $141,933,190)		141,564,621

TOTAL BONDS (Cost $641,834,303)		637,912,514

CERTIFICATES OF DEPOSIT: 0.1%
Hope Community Credit Union, 3.150%, 05/07/09	100,000	100,000
Self Help Credit Union, 2.850%, 11/26/08	1,250,000	1,250,000
Shore Bank Chicago, 2.300%, 10/11/08	500,000	500,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,850,000)		1,850,000

MONEY MARKET SHARES: 1.3%
Pax World Money Market Fund, Inc. (e) (Cost $27,933,157)	27,933,157	27,933,157

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 12.3%
State Street Navigator Securities Lending Prime Portfolio, 2.830% (Cost $255,106,608)	255,106,608	$255,106,608

TOTAL INVESTMENTS: 112.2% (Cost $2,278,207,356)		2,326,720,027

Payable upon return of securities loaned - (Net): -12.3%		(255,106,608)

Other assets and liabilities - (Net): 0.1%		1,765,651

Net Assets: 100.0%		$2,073,379,070

(a) Non income producing security.

(b) Principal amount is in Euro dollars; value is in U.S. dollars.

(c) Principal amount is in Great British pounds; value is in U.S. dollars.

(d) Principal amount is in Mexican pesos; value is in U.S. dollars.

(e) Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser (See Notes to Schedules of Investments).

(f) Security or partial position of this security was on loan as of September 30, 2008. The total market value of securities on loan as of September 30, 2008 was $259,314,717.

ADR – American Depository Receipt

REIT - Real Estate Investment Trust

MX - Mexico

US - United States

Schedule of Investments (Unaudited)
Pax World Growth Fund	September 30, 2008

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 97.9%
CONSUMER DISCRETIONARY: 13.1%
Amazon.com, Inc. (a)	19,500	$1,418,820
Best Buy Co., Inc. (d)	34,500	1,293,750
Burger King Holdings, Inc. (d)	49,000	1,203,440
Focus Media Holding, Ltd., ADR (a)(d)	38,500	1,097,635
GameStop Corp., Class A (a)(d)	22,500	769,725
Lowe’s Cos., Inc.	59,283	1,404,414
Marriott International, Inc., Class A	7,500	195,675
McGraw-Hill Cos, Inc., The (d)	26,500	837,665
Nike, Inc., Class B	31,210	2,087,949
TJX Cos., Inc. (d)	37,292	1,138,152
Viacom, Inc., Class B (a)(d)	29,755	739,114
		12,186,339
CONSUMER STAPLES: 8.7%
Cermaq ASA	66,500	432,428
CVS Caremark Corp.	71,007	2,390,096
General Mills, Inc.	26,500	1,821,080
PepsiCo, Inc.	25,680	1,830,214
Procter & Gamble Co.	5,500	383,295
Whole Foods Market, Inc. (d)	65,000	1,301,950
		8,159,063
ENERGY: 9.8%
Baker Hughes, Inc.	30,000	1,816,200
Chesapeake Energy Corp. (d)	45,000	1,613,700
Devon Energy Corp.	21,144	1,928,333
Enbridge Energy Partners, LP (d)	30,834	1,226,577
National Oilwell Varco, Inc. (a)	18,543	931,415
ONEOK Partners, LP	12,625	640,466
Petroleo Brasileiro SA, ADR	7,500	329,625
StatoilHydro ASA, ADR	27,500	654,500
		9,140,816
FINANCIALS: 5.7%
CME Group, Inc.	1,550	575,841
JPMorgan Chase & Co. (d)	24,125	1,126,638
Prologis, REIT (d)	28,043	1,157,335
State Street Corp.	17,834	1,014,398
T Rowe Price Group, Inc.	5,000	268,550
Tower Group, Inc. (d)	50,210	1,182,948
		5,325,710

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
HEALTH CARE: 13.9%
Catalyst Health Solutions, Inc. (a)	37,500	$979,500
CR Bard, Inc. (d)	15,350	1,456,255
Eclipsys Corp. (a)(d)	80,046	1,676,964
Genzyme Corp. (a)	18,834	1,523,482
Gilead Sciences, Inc. (a)	52,503	2,393,087
Pharmaceutical Product Development, Inc.	35,747	1,478,138
Thermo Fisher Scientific, Inc. (a)	63,212	3,476,660
		12,984,086
INDUSTRIALS: 10.7%
Aecom Technology Corp. (a)	4,320	105,581
CNH Global NV (d)	10,000	220,400
Expeditors International of Washington,Inc	44,100	1,536,444
Fuel Tech, Inc. (a)(d)	59,952	1,084,532
Pall Corp.	27,625	950,024
Quanta Services, Inc. (a)(d)	75,000	2,025,750
Suntech Power Holdings Co., Ltd., ADR (a)(d)	18,960	680,095
Terex Corp. (a)(d)	29,000	885,080
United Parcel Service, Inc., Class B	28,251	1,776,705
UTi Worldwide, Inc.	42,000	714,840
		9,979,451
INFORMATION TECHNOLOGY: 28.9% (b)
Adobe Systems, Inc. (a)	30,000	1,184,100
ASML Holding NV	56,000	986,160
Brocade Communications Systems, Inc. (a)	99,417	578,607
Cisco Systems, Inc. (a)	92,822	2,094,064
Citrix Systems, Inc. (a)(d)	37,500	947,250
Cognizant Technology Solut. Corp., Class A (a)	57,500	1,312,725
CommScope, Inc. (a)(d)	48,795	1,690,259
Corning, Inc.	86,500	1,352,860
eBay, Inc. (a)	66,043	1,478,042
Google, Inc., Class A (a)	3,000	1,201,560
Hewlett-Packard Co.	32,500	1,502,800
HTC Corp.	21,500	333,707
HTC Corp., GDR	2,859	172,969
Intel Corp. (d)	87,500	1,638,875
International Business Machines Corp.	27,417	3,206,692
MEMC Electronic Materials, Inc. (a)	12,000	339,120
Microsoft Corp. (d)	78,751	2,101,864

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
NetApp, Inc. (a)(d)	60,500	$1,102,915
Nuance Communications, Inc. (a)(d)	66,000	804,540
Salesforce.com, Inc. (a)	15,000	726,000
Texas Instruments, Inc.	49,000	1,053,500
Trimble Navigation, Ltd. (a)(d)	44,125	1,141,073
		26,949,682
MATERIALS: 3.9%
Airgas, Inc.	33,543	1,665,410
Smurfit-Stone Container Corp. (a)(d)	121,560	571,332
Syngenta AG, ADR	17,400	736,368
Wacker Chemie AG	4,370	623,896
		3,597,006
TELECOMMUNICATION SERVICES: 2.3%
America Movil SAB de CV, ADR	18,653	864,753
Vodafone Group PLC, ADR	59,838	1,322,419
		2,187,172
UTILITIES: 0.9%
American Water Works Co., Inc. (d)	35,904	771,936
Epure International, Ltd.	200,000	48,997
		820,933
TOTAL COMMON STOCKS (Cost $100,360,649)		91,330,258

EXCHANGE TRADED FUNDS: 0.3%
PowerShares DB US Dollar Index Bullish Fund (a)	10,000	244,400

TOTAL EXCHANGE TRADED FUNDS (Cost $235,327)		244,400

MONEY MARKET SHARES: 2.5%
Pax World Money Market Fund, Inc. (c) (Cost $2,401,595)	2,401,595	2,401,595

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 26.2%
State Street Navigator Securities Lending Prime Portfolio, 2.830% (Cost $24,403,334)	24,403,334	$24,403,334

TOTAL INVESTMENTS: 126.9% (Cost $127,400,905)		118,379,587

Payable upon return of securities loaned - (Net): -26.2%		(24,403,334)

Other assets and liabilities - (Net): -0.7%		(673,836)

Net Assets: 100.0%		$93,302,417

(a) Non-income producing security.

(b)  Broad industry sectors used for financial reporting purposes.  Diversification compliance testing is based on narrower industries within broad sector.  Fund meets diversificaiton requirements.

(c) Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser (See Notes to Schedules of Investments).

(d) Security or partial position of this security was on loan as of  September 30, 2008. The total market value of securities on loan as of  September 30, 2008 was $26,137,147.

ADR - American Depository Receipt

GDR - Global Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax World Value Fund	September 30, 2008

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 93.1%
CONSUMER DISCRETIONARY: 4.9%
Burger King Holdings, Inc.	1,130	$27,753
Focus Media Holding, Ltd., ADR (a)	533	15,196
Marriott International, Inc., Class A	650	16,959
Saks, Inc. (a)	4,640	42,920
Viacom, Inc., Class B (a)	620	15,401
Walt Disney Co., The	500	15,345
		133,574
CONSUMER STAPLES: 7.3%
Corn Products International, Inc.	1,000	32,280
Hain Celestial Group, Inc. (a)	1,150	31,660
Hansen Natural Corp. (a)	800	24,200
Kraft Foods, Inc., Class A	2,320	75,980
L’Oreal SA	360	35,324
		199,444
ENERGY: 12.8%
Baker Hughes, Inc.	560	33,902
BG Group PLC	900	16,322
Cal Dive International, Inc. (a)	4,018	42,591
CGG-Veritas, ADR (a)	1,000	31,790
ConocoPhillips	720	52,740
Petroleo Brasileiro SA, ADR	700	30,765
StatoilHydro ASA, ADR	740	17,612
Whiting Petroleum Corp. (a)	960	68,410
XTO Energy, Inc.	1,153	53,614
		347,746
FINANCIALS: 28.1% (b)
American Express Co.	600	21,258
Ameriprise Financial, Inc.	720	27,504
Banco Itau Holding Financeira SA, ADR	1,575	27,563
Bank of America Corp.	440	15,400
Bank of New York Mellon Corp., The	1,230	40,073
Boston Private Financial Holdings, Inc.	7,000	61,180
Citigroup, Inc.	4,960	101,730
Cohen & Steers, Inc.	900	25,497
E*TRADE Financial Corp. (a)	7,000	19,600
Goldman Sachs Group, Inc., The	170	21,760
Janus Capital Group, Inc.	2,500	60,700
JPMorgan Chase & Co.	2,625	122,588

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Legg Mason, Inc.	1,870	$71,172
National Bank of Greece SA, ADR	2,600	21,450
National Financial Partners Corp.	1,630	24,450
Prudential Financial, Inc.	200	14,400
St. Joe Co., The (a)	900	35,181
State Street Corp.	400	22,752
Wilmington Trust Corp.	1,030	29,695
		763,953
HEALTH CARE: 7.3%
Amgen, Inc. (a)	970	57,492
Hologic, Inc. (a)	2,850	55,091
Pfizer, Inc.	1,850	34,114
Quest Diagnostics, Inc.	600	31,002
WellPoint, Inc. (a)	430	20,111
		197,810
INDUSTRIALS: 6.7%
Alexander & Baldwin, Inc.	750	33,023
CNH Global NV	1,300	28,652
Diana Shipping, Inc.	1,100	21,659
Gamesa Corporacion Tecnologica SA	400	13,705
Seaspan Corp.	1,420	25,688
Terex Corp. (a)	550	16,786
Ultrapetrol Bahamas, Ltd. (a)	2,800	21,980
UTi Worldwide, Inc.	1,300	22,126
		183,619
INFORMATION TECHNOLOGY: 12.0%
Cisco Systems, Inc. (a)	1,860	41,962
CommScope, Inc. (a)	450	15,588
eBay, Inc. (a)	1,150	25,737
EMC Corp. (a)	2,850	34,086
Fair Isaac Corp.	1,060	24,433
Horiba, Ltd.	1,300	29,777
MEMC Electronic Materials, Inc. (a)	580	16,391
Microsoft Corp.	2,290	61,120
Nokia OYJ, ADR	2,110	39,352
Yahoo!, Inc. (a)	2,150	37,194
		325,640

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
MATERIALS: 3.4%
Aracruz Celulose SA, ADR	540	$19,823
Rio Tinto PLC, ADR	100	24,950
Syngenta AG, ADR	804	34,025
United States Steel Corp.	170	13,193
		91,991
TELECOMMUNICATION SERVICES: 3.8%
Telefonica SA, ADR	380	27,166
Turkcell Iletisim Hizmet AS, ADR	1,860	27,881
Verizon Communications, Inc.	810	25,992
Vodafone Group PLC, ADR	1,000	22,100
		103,139
UTILITIES: 6.8%
American Water Works Co., Inc.	1,800	38,700
Calpine Corp. (a)	3,630	47,190
Iberdrola Renovables SA (a)	3,700	16,167
National Grid PLC	900	11,424
TECO Energy, Inc.	1,600	25,168
Veolia Environnement, ADR	1,095	45,201
		183,850
TOTAL COMMON STOCKS (Cost $3,121,205)		2,530,766

EXCHANGE TRADED FUNDS: 2.1%
CurrencyShares Japanese Yen Trust (a)	350	32,862
United States Natural Gas Fund (a)	700	23,324

TOTAL EXCHANGE TRADED FUNDS (Cost $58,260)		56,186

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
MONEY MARKET SHARES: 5.4%
Pax World Money Market Fund, Inc. (c) (Cost $146,204)	146,204	$146,204

TOTAL INVESTMENTS: 100.6% (Cost $3,325,669)		2,733,156

Other assets and liabilities - (Net): -0.6%		(15,388)

Net Assets: 100.0%		$2,717,768

(a) Non-income producing security.

(b)  Broad industry sectors used for financial reporting purposes.  Diversification compliance testing is based on narrower industries within broad sector.  Fund meets diversificaiton requirements.

(c) Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser (See Notes to Schedules of Investments).

ADR - American Depository Receipt

Schedule of Investments (Unaudited)
Pax World Small Cap Fund	September 30, 2008

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK: 98.1%
CONSUMER DISCRETIONARY: 10.8%
Burger King Holdings, Inc.	1,500	$36,840
CROCS, Inc. (a)	2,009	7,192
Famous Dave’s of America, Inc. (a)	2,000	12,020
Hanesbrands, Inc. (a)	900	19,575
LKQ Corp. (a)	1,300	22,061
Pool Corp.	1,472	34,342
Vail Resorts, Inc. (a)	600	20,970
		153,000
CONSUMER STAPLES: 5.7%
Alberto-Culver Co.	1,000	27,240
Chattem, Inc. (a)	100	7,818
NBTY, Inc. (a)	917	27,070
Spartan Stores, Inc.	738	18,361
		80,489
ENERGY: 12.6%
Bristow Group, Inc. (a)	846	28,629
Cal Dive International, Inc. (a)	3,800	40,280
Callon Petroleum Co. (a)	1,000	18,030
Natural Gas Services Group, Inc. (a)	1,300	22,711
Ship Finance International, Ltd.	771	16,623
T-3 Energy Services, Inc. (a)	600	22,272
Whiting Petroleum Corp. (a)	400	28,504
		177,049
FINANCIALS: 18.5%
American Physicians Capital, Inc.	600	25,398
Amtrust Financial Services, Inc.	1,869	25,400
Capital Southwest Corp.	249	35,370
Cardtronics, Inc. (a)	2,000	15,720
Greenhill & Co., Inc.	229	16,889
Hercules Technology Growth Capital, Inc.	3,763	36,501
Investment Technology Group, Inc. (a)	789	24,009
NGP Capital Resources Co.	1,906	27,770
optionsXpress Holdings, Inc.	1,800	34,956
Waddell & Reed Financial, Inc.	400	9,900
Westwood Holdings Group, Inc.	200	9,480
		261,393

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
HEALTH CARE: 18.5%
American Medical Systems Holdings, Inc. (a)	1,600	$28,416
Bio-Reference Labs, Inc. (a)	1,010	29,189
Health Grades, Inc. (a)	2,293	6,512
Healthways, Inc. (a)	1,000	16,130
Hologic, Inc. (a)	2,000	38,660
Home Diagnostics, Inc. (a)	2,800	27,104
Integra LifeSciences Holdings Corp. (a)	300	13,209
Kendle International, Inc. (a)	300	13,413
Natus Medical, Inc. (a)	1,261	28,574
United Therapeutics Corp. (a)	183	19,246
VCA Antech, Inc. (a)	1,400	41,258
		261,711
INDUSTRIALS: 6.0%
BE Aerospace, Inc, (a)	1,657	26,230
Lennox International, Inc.	460	15,304
Middleby Corp. (a)	474	25,743
SYKES Enterprise, Inc. (a)	803	17,634
		84,911
INFORMATION TECHNOLOGY: 14.6%
Bankrate, Inc. (a)	800	31,128
CommScope, Inc. (a)	550	19,052
Mettler-Toledo International, Inc. (a)	300	29,400
Micros Systems, Inc. (a)	500	13,330
Nice Systems, Ltd., ADR (a)	711	19,368
Sybase, Inc. (a)	600	18,372
TheStreet.com, Inc.	6,010	36,000
ValueClick, Inc. (a)	2,100	21,483
VASCO Data Security International, Inc. (a)	1,800	18,648
		206,781
MATERIALS: 5.0%
Aptargroup, Inc.	700	27,377
Schnitzer Steel Industries, Inc.	400	15,696
Sensient Technologies Corp.	1,000	28,130
		71,203
TELECOMMUNICATION SERVICES: 2.7%
Syniverse Holdings, Inc. (a)	2,232	37,074

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
UTILITIES: 3.7%
ITC Holdings Corp.	600	$31,062
UGI Corp.	823	21,217
		52,279
TOTAL COMMON STOCKS (Cost $1,503,655)		1,385,890

EXCHANGE TRADED FUNDS: 2.8%
United States Natural Gas Fund (a)	1,200	39,984

TOTAL EXCHANGE TRADED FUNDS (Cost $44,855)		39,984

MONEY MARKET SHARES: 0.5%
Pax World Money Market Fund, Inc. (b) (Cost $6,615)	6,615	6,615

TOTAL INVESTMENTS: 101.4% (Cost $1,555,125)		1,432,489

Other assets and liabilities - (Net): -1.4%		(20,929)

Net Assets: 100.0%		$1,411,560

(a) Non-income producing security.

(b) Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser (See Notes to Schedules of Investments).

ADR - American Depository Receipt

Schedule of Investments (Unaudited)
Pax World International Fund	September 30, 2008

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
STOCKS: 90.9%
COMMON STOCKS: 90.4%
AUSTRALIA: 3.0%
CSL, Ltd.	637	$19,298
National Australia Bank, Ltd.	1,320	26,641
Sims Group, Ltd.	617	14,949
		60,888
AUSTRIA: 1.0%
Andritz AG	472	20,374

BELGUIM: 1.8%
InBev NV	625	37,184

BRAZIL: 2.1%
Aracruz Celulose SA, ADR	364	13,362
Petroleo Brasileiro SA, ADR	675	29,666
		43,028

CANADA: 0.7%
Suncor Energy, Inc.	326	13,738

CHINA: 0.6%
Suntech Power Holdings Co., Ltd., ADR (a)	331	11,873

FINLAND: 1.7%
Fortum Oyj	1,036	34,767

FRANCE: 7.0%
CGG-Veritas, ADR (a)	589	18,724
L’Oreal SA	321	31,498
LVMH Moet Hennessy Louis Vuitt	364	31,957
Neopost SA	163	15,370
Veolia Environnement, ADR	1,109	45,780
		143,329
GERMANY: 7.1%
Fresenius Medical Care AG & Co., ADR	857	44,513
Linde AG	160	17,086
Merck KGAA	348	37,112
Metro AG	510	25,575
Wacker Chemie AG	137	19,559
		143,845

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
STOCKS, continued
COMMON STOCKS, continued
GREAT BRITAIN: 12.1%
BG Group PLC	1,865	$33,824
Game Group PLC	4,385	16,145
HSBC Holdings PLC, ADR	740	59,814
Pennon Group PLC	1,800	18,954
Rio Tinto PLC, ADR	175	43,663
Standard Chartered PLC	1,200	29,527
Vodafone Group PLC, ADR	1,986	43,891
		245,818
GREECE: 2.2%
Diana Shipping, Inc.	844	16,618
National Bank of Greece SA	699	28,327
		44,945
HONG KONG: 0.5%
Sun Hung Kai Properties, Ltd.	1,000	10,305

IRELAND: 0.6%
Kingspan Group PLC	1,377	12,441

ITALY: 1.6%
UniCredit SpA	8,748	32,712

JAPAN: 23.9%
Asahi Pretec Corp.	900	17,553
Canon, Inc., ADR	815	30,766
Central Japan Railway Co.	5	47,148
Eisai Co., Ltd.	1,200	46,860
Honda Motor Co, Ltd., ADR	1,340	40,347
Horiba, Ltd.	900	20,615
Kao Corp.	2,000	53,635
Kobe Steel Ltd.	12,000	24,147
Komatsu, Ltd.	2,400	39,292
Kurita Water Industries, Ltd.	700	16,395
Mizuho Financial Group, Inc.	13	56,851
NGK Insulators, Ltd.	1,000	12,242
Nippon Building Fund, Inc., REIT	4	38,669
Nippon Electric Glass Co., Ltd.	2,000	18,117
NSK, Ltd.	4,000	23,108
		485,745

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
STOCKS, continued
COMMON STOCK, continued
NETHERLANDS: 4.1%
Koninklijke (Royal) KPN NV	2,347	$33,895
Reed Elsevier NV, ADR	1,647	48,916
		82,811
NORWAY: 6.4%
Cermaq ASA	2,745	17,850
Norsk Hydro ASA	3,724	25,194
StatoilHydro ASA, ADR	3,682	87,632
		130,676
SINGAPORE: 0.8%
Hyflux, Ltd.	10,000	16,985

SPAIN: 1.4%
Abengoa SA	683	13,863
Gamesa Corporacion Tecnologica SA	422	14,458
		28,321
SWEDEN: 1.8%
Hennes & Mauritz AB	907	37,137

SWITZERLAND: 6.2%
Credit Suisse Group, ADR	760	36,693
Roche Holding AG	329	51,502
Syngenta AG, ADR	888	37,579
		125,774
TAIWAN: 1.7%
Fubon Financial Holding Co., Ltd., GDR	2,000	14,019
Taiwan Semiconductor, ADR	2,095	19,629
		33,648
TURKEY: 2.1%
Turkcell Iletisim Hizmet AS, ADR	1,035	15,515
Turkiye Halk Bankasi AS	5,893	26,265
		41,780
TOTAL COMMON STOCKS
(Cost $2,302,741)		1,838,124

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
STOCKS, continued
PREFERRED STOCK: 0.5%
National Bank of Greece SA, ADR, 9.000% (a)	500	$10,000

TOTAL PREFERRED STOCK (Cost $12,172)		10,000

TOTAL STOCKS (Cost $2,314,913)		1,848,124

EXCHANGE TRADED FUNDS: 8.9%
CurrencyShares Australian Dollar Trust	408	32,399
CurrencyShares Japanese Yen Trust (a)	923	86,660
PowerShares DB Commodity Index Tracking Fund (a)	804	27,248
SPDR Gold Trust (a)	427	36,325

TOTAL EXCHANGE TRADED FUNDS (Cost $193,488)		182,632

MONEY MARKET SHARES: 1.8%
Pax World Money Market Fund, Inc. (b) (Cost $35,716)	35,716	35,716

TOTAL INVESTMENTS: 101.6% (Cost $2,544,117)		2,066,472

Other assets and liabilities - (Net): -1.6%		(32,493)

Net Assets: 100.0%		$2,033,979

(a) Non-income producing security.

(b) Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser (See Notes to Schedules of Investments).

ADR - American Depository Receipt

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
CONSUMER DISCRETIONARY	$174,503	8.6%
CONSUMER STAPLES	165,742	8.1%
ENERGY	183,584	9.0%
FINANCIALS	359,824	17.7%
HEALTH CARE	199,284	9.8%
INDUSTRIALS	245,365	12.1%
INFORMATION TECHNOLOGY	104,497	5.1%
MATERIALS	195,539	9.6%
TELECOMMUNICATIONS SERVICES	93,300	4.6%
UTILITIES	116,486	5.8%
PREFERRED STOCK	10,000	0.5%
EXCHANGE TRADED FUNDS	182,632	8.9%
MONEY MARKET SHARES	35,716	1.8%
Other assets and liabilities - (Net)	(32,493)	-1.6%
TOTAL	$2,033,979	100.0%

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	September 30, 2008

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
STOCKS: 4.1%
COMMON STOCKS: 1.5%
CONSUMER DISCRETIONARY: 0.5%
Perry Ellis International, Inc. (g)	35,000	$521,850

MATERIALS: 0.8%
Companhia Siderurgica Nacional SA (i)	46,600	990,716

TELECOMMUNICATION SERVICES: 0.2%
Fairpoint Communications, Inc. (i)	23,700	205,479

TOTAL COMMON STOCKS
(Cost $2,074,488)		1,718,045

PREFERRED STOCKS: 2.6%
FINANCIALS: 2.6%
Health Care REIT, Inc., 7.625% (i)	61,200	1,300,500
National Bank of Greece SA, ADR, 9.000% (g)(i)	85,000	1,700,000

TOTAL PREFERRED STOCKS
(Cost $3,573,314)		3,000,500

TOTAL STOCKS
(Cost $5,647,802)		4,718,545

EXCHANGE TRADED FUNDS: 0.4%
CurrencyShares Japanese Yen Trust (g)	5,300	497,617
TOTAL EXCHANGE TRADED FUNDS
(Cost $491,573)

BONDS: 92.7%
CORPORATE BONDS: 91.2%
CONSUMER DISCRETIONARY: 19.0%
Brown Shoe Co., Inc., 8.750%, 05/01/12	$1,500,000	1,462,500
Desarrolladora Homex SAB de CV, 7.500%, 09/28/15 (i)	1,000,000	885,000
Easton-Bell Sports, Inc., 8.375%, 10/01/12 (i)	1,525,000	1,281,000
Expedia, Inc., 144A, 8.500%, 07/01/16 (a)	2,000,000	1,810,000
GameStop Corp. & GS, Inc., 8.000%, 10/01/12	2,000,000	2,020,000
Harry & David Operations Corp., 9.000%, 03/01/13 (i)	1,500,000	765,000
Interactive Health LLC, 144A, 7.250%, 04/01/11 (a)(b)	1,188,000	481,140
Leslie’s Poolmart, Inc., 7.750%, 02/01/13	2,000,000	1,700,000
Levi Strauss & Co., 9.750%, 01/15/15	2,000,000	1,680,000

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
CORPORATE BONDS, continued
CONSUMER DISCRETIONARY, continued
Neiman Marcus Group, Inc., The, 10.375%, 10/15/15 (i)	$1,750,000	$1,474,375
Perry Ellis International, Inc., 8.875%, 09/15/13	2,000,000	1,770,000
Quicksilver, Inc., 6.875%, 04/15/15 (i)	1,500,000	1,042,500
Sally Holdings LLC, 9.250%, 11/15/14 (i)	2,000,000	1,895,000
Steinway Musical Instruments, 144A, 7.000%, 03/01/14 (a)	600,000	522,000
Urbi Desarrollos Urbanos SA, 144A, 8.500%, 04/19/16 (a)	1,000,000	985,000
Vitamin Shoppe Industries, Inc., 10.304%, 11/15/12	2,000,000	2,035,000
		21,808,515
CONSUMER STAPLES: 8.5%
Chattem, Inc., 7.000%, 03/01/14	1,500,000	1,417,500
Chiquita Brands International, Inc., 8.875%, 12/01/15 (i)	1,500,000	1,222,500
Dean Holding Co., 6.900%, 10/15/17 (i)	1,000,000	865,000
Foodcorp, Ltd., 144A, 8.875%, 06/15/12 (a)(c)(SA)	1,250,000	1,126,240
NBTY, Inc., 7.125%, 10/01/15	1,750,000	1,540,000
Stater Brothers Holdings, 7.750%, 04/15/15	1,750,000	1,645,000
Susser Holdings LLC, 10.625%, 12/15/13	2,000,000	1,975,000
		9,791,240
ENERGY: 14.6%
Allis-Chalmers Energy, Inc., 9.000%, 01/15/14	1,500,000	1,357,500
Compagnie Generale de Geophysique SA, 7.500%, 05/15/15	1,985,000	1,905,600
Denbury Resources, Inc., 7.500%, 12/15/15	2,000,000	1,850,000
Forest Oil Corp., 7.250%, 06/15/19	500,000	430,000
Forest Oil Corp., 144A, 7.250%, 06/15/19 (a)	1,250,000	1,075,000
Helix Energy Solutions Group, Inc., 144A, 9.500%, 01/15/16 (a)	1,500,000	1,410,000
PHI, Inc., 7.125%, 04/15/13	2,000,000	1,780,000
Range Resources Corp., 7.500%, 05/15/16 (i)	1,000,000	960,000
Sandridge Energy, Inc., 144A, 8.000%, 06/01/18 (a)	2,000,000	1,730,000
SESI LLC, 6.875%, 06/01/14	750,000	656,250
Ship Finance International, Ltd., 8.500%, 12/15/13 (i)	1,750,000	1,706,250
VeraSun Energy Corp., 9.875%, 12/15/12 (i)	1,500,000	1,087,500
Whiting Petroleum Corp., 7.000%, 02/01/14	1,000,000	855,000
		16,803,100
FINANCIALS: 4.1%
Agile Property Holdings, Ltd., 144A, 9.000%, 09/22/13 (a) (i)	1,500,000	963,750
Cardtronics, Inc., 9.250%, 08/15/13	1,750,000	1,583,750
Cardtronics, Inc., 9.250%, 08/15/13	250,000	226,250
LaBranche & Co., Inc., 11.000%, 05/15/12	2,000,000	1,890,000
		4,663,750

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
CORPORATE BONDS, continued
HEALTH CARE: 11.5%
Advanced Medical Optics, Inc., 7.500%, 05/01/17 (i)	$1,500,000	$1,312,500
Alliance Imaging, Inc., 7.250%, 12/15/12 (i)	1,500,000	1,372,500
Alliance Imaging, Inc., 7.250%, 12/15/12	250,000	228,750
Axcan Intermediate Holdings, Inc., 144A, 9.250%, 03/01/15 (a)	1,250,000	1,240,625
Biomet, Inc., 10.000%, 10/15/17 (i)	1,500,000	1,537,500
Community Health Systems, Inc., 8.875%, 07/15/15	1,750,000	1,671,250
Hanger Orthopedic Group, Inc., 10.250%, 06/01/14 (i)	1,880,000	1,936,400
HCA, Inc., 9.250%, 11/15/16	2,000,000	1,950,000
US Oncology, Inc., 10.750%, 08/15/14 (i)	1,935,000	1,954,350
		13,203,875
INDUSTRIALS: 13.3%
Actuant Corp., 6.875%, 06/15/17	1,450,000	1,392,000
American Railcar Industries, Inc., 7.500%, 03/01/14	2,000,000	1,780,000
Da-Lite Screen Co., Inc., 9.500%, 05/15/11	1,250,000	1,187,500
Dycom Industries, Inc., 8.125%, 10/15/15	2,095,000	1,854,075
FTI Consulting, Inc., 7.750%, 10/01/16	2,060,000	2,103,775
IKON Office Solutions, Inc., 7.300%, 11/01/27	1,250,000	1,331,250
Interline Brands, Inc., 8.125%, 06/15/14	916,000	911,420
Knowledge Learning Corp., Inc., 144A, 7.750%, 02/01/15 (a)	750,000	667,500
Rathgibson, Inc., 11.250%, 02/15/14	1,745,000	1,596,675
Ultrapetrol Bahamas, Ltd., 9.000%, 11/24/14	1,750,000	1,601,250
WII Components, Inc., 10.000%, 02/15/12 (i)	1,175,000	804,875
		15,230,320
INFORMATION TECHNOLOGY: 1.8%
STATS ChipPAC, Ltd, 7.500%, 07/19/10 (i)	1,000,000	1,033,750
STATS ChipPAC, Ltd, 6.750%, 11/15/11	1,000,000	1,017,500
		2,051,250
MATERIALS: 3.6%
Cellu Tissue Holdings, Inc., 9.750%, 03/15/10	1,250,000	1,162,500
CSN Islands IX Corp., 144A, 10.500%, 01/15/15 (a)	1,000,000	1,086,600
LPG International, Inc., 7.250%, 12/20/15	2,000,000	1,927,600
Russell-Stanley Holdings, Inc., 144A, 9.000%, 11/30/08 (a)(b)(e)(f)	36,532	0
		4,176,700
TELECOMMUNICATION SERVICES: 11.8%
America Movil SAB de CV, 9.000%, 01/15/16 (d)(MX)	11,000,000	1,001,075
City Telecom HK, Ltd., 8.750%, 02/01/15	1,500,000	1,432,500
Fairpoint Communications, Inc., 144A, 13.125%, 04/01/18 (a)	1,000,000	915,000
Maxcom Telecomunicacione SA, 11.000%, 12/15/14	2,000,000	1,910,000

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
CORPORATE BONDS, continued
TELECOMMUNICATION SERVICES, continued
MetroPCS Wireless, Inc., 9.250%, 11/01/14	$2,000,000	$1,880,000
Millicom International Cellular SA, 10.000%, 12/01/13	2,000,000	1,990,000
Nordic Telephone Co. Holdings ApS, 144A, 8.875%, 05/01/16 (a)	750,000	686,250
Wind Acquisition Finance SA, 144A, 10.750%, 12/01/15 (a)	1,750,000	1,723,750
Windstream Corp., 8.125%, 08/01/13 (i)	2,000,000	1,910,000
Windstream Corp., 7.000%, 03/15/19 (i)	100,000	80,500
		13,529,075
UTILITIES: 3.0%
FPL Energy National Wind Portfolio, 144A, 6.125%, 03/25/19 (a)(b)	755,760	743,722
Intergen NV, 144A, 9.000%, 06/30/17 (a)	1,000,000	1,005,000
Ormat Funding Corp., 8.250%, 12/30/20 (b)(e)	703,398	664,711
Transportadora de Gas del Sur SA, 144A, 7.875%, 05/14/17 (a)	1,500,000	1,068,750
		3,482,183
TOTAL CORPORATE BONDS
(Cost $115,019,157)		104,740,008

LOAN PARTICIPATION NOTES: 1.5%
CONSUMER DISCRETIONARY: 1.5%
Sally Holdings LLC, 7.135%, 11/16/13	2,000,000	1,780,000
TOTAL LOAN PARTICIPATION NOTES
(Cost $1,822,500)

TOTAL BONDS
(Cost $116,841,657)		106,520,008

CERTIFICATES OF DEPOSIT: 0.8%
Self Help Credit Union, 3.790%, 01/04/09	100,000	100,000
ShoreBank Chicago, 2.950%, 08/11/09	100,000	100,000
ShoreBank Cleveland, 3.500%, 07/01/09	100,564	100,564
ShoreBank Pacific, CDARS, 4.450%, 01/15/09	200,000	200,000
ShoreBank Pacific, CDARS, 4.810%, 06/25/09	200,000	200,000
ShoreBank Pacific, CDARS, 4.470%, 05/10/12	100,000	100,000
ShoreBank, CDARS, 4.370%, 11/28/08	100,000	100,000
TOTAL CERTIFICATES OF DEPOSIT
(Cost $900,564)		900,564

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
MONEY MARKET SHARES: 0.0%
Pax World Money Market Fund, Inc. (h)
(Cost $8,332)	8,332	$8,332

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 18.3%
State Street Navigator Securities Lending Prime Portfolio, 2.830%
(Cost $21,077,788)	21,077,788	21,077,788

TOTAL INVESTMENTS: 116.3%
(Cost $144,967,716)		133,722,854

Payable upon return of securities loaned - (Net): -18.3%		(21,077,788)

Other assets and liabilities - (Net): 2.0%		2,239,689

Net Assets: 100.0%		$114,884,755

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(b)	Illiquid security.
(c)	Principal amount is in Euro Dollars; value is in U.S. dollars.
(d)	Principal amount is in Mexican pesos; value is in U.S. dollars.
(e)	Fair valued security.
(f)	Non-income producing security – security is in default.
(g)	Non-income producing security.
(h)	Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser (See Notes to Schedules of Investments).
(i)	Security or partial position of this security was on loan as of September 30, 2008. The total market value of securities on loan as of September 30, 2008 was $20,556,881.

CDARS - Certificates of Deposit Account Registry Service

MX - Mexico

REIT - Real Estate Investment Trust

SA - South Africa

Schedule of Investments (Unaudited)
Pax World Women’s Equity Fund	September 30, 2008

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 92.9%
CONSUMER DISCRETIONARY: 9.5%
Best Buy Co., Inc. (d)	2,000	$75,000
Burger King Holdings, Inc. (d)	13,500	331,560
Focus Media Holding, Ltd., ADR (a)	8,667	247,096
Grupo Televisa SA, ADR (d)	8,000	174,960
Marriott International, Inc., Class A	8,400	219,156
Nike, Inc., Class B (d)	8,800	588,720
Nordstrom, Inc. (d)	8,300	239,206
Saks, Inc. (a)(d)	49,500	457,875
Staples, Inc. (d)	26,500	596,250
Target Corp. (d)	10,000	490,500
		3,420,323
CONSUMER STAPLES: 10.0%
Avon Products, Inc. (d)	14,000	581,980
Colgate-Palmolive Co.	6,500	489,775
Costco Wholesale Corp. (d)	7,500	486,975
Kraft Foods, Inc., Class A	13,500	442,125
PepsiCo, Inc.	7,000	498,890
Procter & Gamble Co.	11,100	773,559
Walgreen Co.	9,900	306,504
		3,579,808
ENERGY: 11.8%
Baker Hughes, Inc. (d)	6,500	393,510
BG Group PLC	39,000	707,306
Cal Dive International, Inc. (a)(d)	52,182	553,129
CGG-Veritas, ADR (a)	4,000	127,160
Chesapeake Energy Corp. (d)	22,000	788,920
ConocoPhillips	7,300	534,725
Noble Corp. (d)	7,000	307,300
Petroleo Brasileiro SA, ADR	10,800	474,660
StatoilHydro ASA, ADR	15,000	357,000
		4,243,710
FINANCIALS: 15.8%
American Express Co.	16,000	566,880
BlackRock, Inc. (d)	3,800	739,100
Citigroup, Inc.	23,500	481,985
CME Group, Inc.	1,000	371,510
Goldman Sachs Group, Inc., The (d)	2,950	377,600
JPMorgan Chase & Co.	17,000	793,900
National Financial Partners Corp. (d)	18,000	270,000
Northern Trust Corp.	7,000	505,400

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
State Street Corp. (d)	11,800	$671,184
T Rowe Price Group, Inc. (d)	16,800	902,328
		5,679,887
HEALTH CARE: 12.5%
Becton Dickinson & Co.	3,000	240,780
Gilead Sciences, Inc. (a)	7,300	332,734
Hologic, Inc. (a)(d)	28,000	541,240
Johnson & Johnson (d)	12,000	831,360
Novartis AG, ADR (d)	13,000	686,920
Quest Diagnostics, Inc.	9,800	506,366
Stryker Corp. (d)	6,500	404,950
Teva Pharmaceutical Industries, ADR (d)	12,800	586,112
Waters Corp. (a)	6,000	349,080
		4,479,542
INDUSTRIALS: 6.5%
Donaldson Co., Inc.	7,400	310,134
Emerson Electric Co.	14,050	573,100
Expeditors International of Washington, Inc (d)	15,500	540,020
Gamesa Corporacion Tecnologica SA	5,200	178,162
Quanta Services, Inc. (a)(d)	7,000	189,070
Terex Corp. (a)(d)	5,400	164,808
WW Grainger, Inc. (d)	4,250	369,623
		2,324,917
INFORMATION TECHNOLOGY: 17.0%
Adobe Systems, Inc. (a)(d)	8,500	335,495
Applied Materials, Inc.	20,500	310,165
Brocade Communications Systems, Inc. (a)	36,000	209,520
Cisco Systems, Inc. (a)(d)	33,000	744,480
CommScope, Inc. (a)(d)	8,000	277,120
eBay, Inc. (a)	12,500	279,750
EMC Corp. (a)(d)	41,000	490,360
Google, Inc., Class A (a)	850	340,442
Horiba, Ltd.	18,000	412,293
International Business Machines Corp.	2,500	292,400
Microsoft Corp. (d)	42,000	1,120,980
Nokia OYJ, ADR (d)	38,000	708,700
Texas Instruments, Inc.	16,000	344,000
Trimble Navigation, Ltd. (a)(d)	10,000	258,600
		6,124,305

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
MATERIALS: 4.6%
Aptargroup, Inc. (d)	13,300	$520,163
Praxair, Inc.	5,700	408,918
Rio Tinto PLC, ADR	800	199,600
Syngenta AG, ADR	9,400	397,808
United States Steel Corp.	1,850	143,579
		1,670,068
TELECOMMUNICATION SERVICES: 3.1%
Telefonica SA, ADR	5,000	357,450
Turkcell Iletisim Hizmet AS, ADR (d)	25,870	387,791
Vodafone Group PLC, ADR	16,000	353,600
		1,098,841
UTILITIES: 2.1%
TECO Energy, Inc. (d)	15,000	235,950
Veolia Environnement, ADR	13,000	536,639
		772,589
TOTAL COMMON STOCKS
(Cost $34,917,472)		33,393,990

EXCHANGE TRADED FUNDS: 2.3%
CurrencyShares Japanese Yen Trust (a)	3,500	328,615
SPDR Gold Trust (a)	2,500	212,675
United States Natural Gas Fund (a)	8,400	279,888

TOTAL EXHANGE TRADED FUNDS
(Cost $878,336)		821,178

CORPORATE BONDS: 2.9%
FINANCIALS: 2.9%
Blue Orchard Microfinance, 4.936%, 07/31/11 (c)	$500,000	525,000
Calvert Social Investment Foundation, 3.000%, 03/31/11	500,000	500,625

TOTAL CORPORATE BONDS
(Cost $1,000,000)		1,025,625

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
MONEY MARKET SHARES: 3.4%
Pax World Money Market Fund, Inc. (b)
(Cost $1,238,908)	1,238,908	$1,238,908

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 27.3%
State Street Navigator Securities Lending Prime Portfolio, 2.830%
(Cost $9,832,338)	9,832,338	9,832,338

TOTAL INVESTMENTS: 101.5%		46,312,039
(Cost $47,867,054)

Payable upon return of securities loaned - (Net): -27.3%		(9,832,338)

Other assets and liabilities - (Net): -1.5%		(520,215)

Net Assets: 100.0%		$35,959,486

(a) Non-income producing security.

(b) Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser (See Notes to Schedules of Investments).

(c) Fair valued security.

(d) Security or partial position of this security was on loan as of  September 30, 2008. The total market value of securities on loan as of  September 30, 2008 was $10,151,187.

ADR - American Depository Receipt

Schedule of Investments (Unaudited)
Pax World Global Green Fund	September 30, 2008

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 93.4%
AUTO COMPONENTS: 4.7%
BorgWarner, Inc.	2,100	$68,817
Johnson Controls, Inc.	3,400	103,122
Stanley Electric Co., Ltd.	6,000	88,019
		259,958
BUILDING PRODUCTS: 3.9%
Geberit AG	400	49,055
Kingspan Group PLC	9,900	89,443
Nibe Industrier AB	11,350	79,245
		217,743
CHEMICALS: 6.5%
Linde AG	1,005	107,320
Novozymes A/S	850	75,747
Praxair, Inc.	1,400	100,436
Umicore	2,400	74,117
		357,620
COMMERCIAL SERVICES & SUPPLIES: 12.6%
Asahi Pretec Corp.	4,900	95,566
China Everbright International, Ltd.	331,000	55,896
Covanta Holding Corp. (a)	4,700	112,518
Lassila & Tikanoja Oyj	4,050	80,075
Seche Environnement SA	1,051	78,905
Shanks Group PLC	25,800	88,302
Stericycle, Inc. (a)	1,750	103,093
Tomra Systems ASA	16,400	85,606
		699,961
CONSTRUCTION & ENGINEERING: 4.6%
Abengoa SA	4,400	89,306
Grontmij	2,950	97,245
Wavin NV	11,600	66,825
		253,376
CONTAINERS & PACKAGING: 1.5%
Mayr Melnhof Karton AG	1,110	84,440
DISTRIBUTORS: 1.8%
LKQ Corp. (a)	6,000	101,820

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
ELECTRICAL EQUIPMENT: 11.7%
Baldor Electric Co.	2,700	$77,787
China High Speed Trans. Equip. Gr. Co., Ltd.	43,200	79,065
Chloride Group	27,000	93,463
Emerson Electric Co.	2,900	118,291
Gamesa Corporacion Tecnologica SA	3,050	104,499
Roper Industries, Inc.	1,700	96,832
Vestas Wind Systems A/S (a)	870	75,938
		645,875
ELECTRONIC EQUIPMENT & INSTRUMENTS: 8.0%
Delta Electronics, Inc.	12,000	31,433
Horiba, Ltd.	4,000	91,621
Itron, Inc. (a)	1,250	110,663
Rotork PLC	5,120	85,542
Shimadzu Corp.	11,000	89,136
Yamatake Corp.	2,000	32,212
		440,607
INDEPENDENT POWER PRODUCERS & ENERGY TRADER: 6.4%
Canadian Hydro Developers, Inc. (a)	17,000	65,971
EDF Energies Nouvelles SA	1,900	94,671
EDP Renovaveis SA (a)	13,200	103,879
Ormat Technologies Inc	2,400	87,192
		351,713
LIFE SCIENCES TOOLS & SERVICES: 2.1%
Thermo Fisher Scientific, Inc. (a)	2,100	115,500

MACHINERY: 12.7%
IDEX Corp.	3,550	110,121
Kurita Water Industries, Ltd.	3,250	76,121
NSK, Ltd.	12,200	70,479
Pall Corp.	3,400	116,926
Pentair, Inc.	3,950	136,552
Pyeong San Co., Ltd.	2,300	61,011
SKF AB	6,200	79,207
Spirax-Sarco Engineering PLC	3,200	52,071
		702,488

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
METALS & MINING: 1.9%
Sims Group, Ltd.	4,400	$106,606

MULTI-UTILITIES: 3.8%
Hera SpA	37,485	103,495
Veolia Environnement	2,575	105,938
		209,433
OIL, GAS & CONSUMABLE FUELS: 0.9%
Neste Oil Oyj	2,500	52,138

PAPER & FOREST PRODUCTS: 0.6%
Nine Dragons Paper Holdings, Ltd.	93,900	35,127

PROFESSIONAL SERVICES: 1.6%
Stantec, Inc. (a)	3,600	86,190

SEMICONDUCTORS & SEMICONDUCTOR: 0.4%
Epistar Corp.	15,149	20,557

WATER UTILITIES: 7.7%
American Water Works Co., Inc.	5,100	109,650
California Water Service Group	2,750	105,875
Manila Water Co., Inc.	223,800	79,900
Pennon Group PLC	13,000	136,886
		432,311
TOTAL COMMON STOCKS
(Cost $6,363,952)		5,173,463
REPURCHASE AGREEMENT: 6.2%
State Street Repo, 0.200%, 10/01/08 (collateralized by Fannie Mae note, 5.300%, due 05/07/12, market value $347,650)
TOTAL REPURCHASE AGREEMENT
(Cost $340,000)	$340,000	340,000

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE

TOTAL INVESTMENTS: 99.6%
(Cost $6,703,952)		$5,513,463

Other assets and liabilities - (Net): 0.4%		86,348

Net Assets: 100.0%		$5,599,811

(a) Non-income producing security.

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$106,606	1.9%
AUSTRIA	84,440	1.5%
BELGIUM	74,117	1.3%
CANADA	152,161	2.7%
CHINA	79,065	1.4%
DENMARK	151,685	2.7%
FINLAND	132,213	2.4%
FRANCE	279,514	5.0%
GERMANY	107,320	1.9%
BRITAIN	456,265	8.3%
HONG KONG	91,023	1.6%
IRELAND	89,443	1.6%
ITALY	103,495	1.9%
JAPAN	543,154	9.8%
NETHERLANDS	164,070	3.0%
NORWAY	85,606	1.5%
PHILIPPINES	79,900	1.4%
SOUTH KOREA	61,011	1.1%
SPAIN	297,684	5.5%
SWEDEN	158,452	3.0%
SWITZERLAND	49,055	0.9%
TAIWAN	51,990	0.9%
UNITED STATES	1,775,194	32.1%
REPURCHASE AGREEMENT	340,000	6.2%
Other assets and liabilities - (Net)	86,348	0.4%
TOTAL	$5,599,811	100.0%

Notes to Schedules of Investments

Pax World Funds Series Trust I

Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (the “Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts. Each of the Pax World Balanced Fund (“Balanced”), Pax World Growth Fund (“Growth”), Pax World Value Fund (“Value”), Pax World Small Cap Fund (“Small Cap”), Pax World International Fund (“International”), Pax World High Yield Bond Fund (“High Yield Bond”), Pax World Women’s Equity Fund (“Women’s Equity”), and Pax World Global Green Fund (“Green”) (each a “Fund” and collectively, the “Funds”) is a diversified series of the Trust.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Valuation of Investments Investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which the Funds’ net asset value is determined. At September 30, 2008, the High Yield Bond Fund held two fair valued securities for a total value of $664,711, representing 0.58% of the Fund’s net asset value; and the Women’s Equity Fund held one security fair valued at $525,000, representing 1.46% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

The Funds have adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                                                          Level 1 – quoted prices in active markets for identical investments

•                                                          Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                                                          Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2008:

	Level One	Level Two	Level Three	Totals
Investments in Securities
Balanced	$1,686,957,513	$639,762,514	$—	$2,326,720,027
Growth	116,940,557	1,439,030	—	118,379,587
Value	2,610,437	122,719	—	2,733,156
Small Cap	1,432,489		—	1,432,489
International	901,087	1,165,385	—	2,066,472
High Yield Bond	26,302,282	106,755,860	664,711	133,722,854
Women’s Equity	43,988,653	1,798,386	525,000	46,312,039
Green	1,927,355	3,586,108	—	5,513,463

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	High Yield Bond	Women’s Equity
Investments in Securities
Balance as of December 31, 2007	$—	$515,000
Realized Gain (loss)	—	—
Change in unrealzied appreciation (depreciation)	—	10,000
Net purchases (sales)	—	—
Transfers in and/or out of Level Three	664,711	—
Balance as of September 30, 2008	$664,711	$525,000

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Options Contracts  The Funds may purchase or write put and call options on futures contracts and on portfolio securities for hedging and for investment purposes.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.  In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option.  Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option; or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The risk of writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised.  The risk of writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised.  The risk in buying an option is that the Funds pay a premium whether or not the option is exercised.  The use of such instruments may involve certain additional risks as a result of unanticipated movements, could render the Funds’ hedging strategy unsuccessful.  In addition there can be no assurance that a liquid secondary market will exist for any option purchased or sold.  There is no limit t0 the loss the Funds may recognize due to written call options.

Written option activity for the nine-month period ended September 30, 2008 is as follows:

	Balanced		Growth		Value		Women’s Equity
	Number of	Premiums	Number of	Premiums	Number of	Premiums	Number of	Premiums
Call Options	Contracts	Received	Contracts	Received	Contracts	Received	Contracts	Received

Options outstanding-12/31/07	—	$—	—	$—	—	$—	—	$—
Options written	1,930	426,130	200	57,650	7	1,328	117	22,679
Options closed	(1,930)	(426,130)	(50)	(15,850)	—	—	—	—
Options expired	—	—	(100)	(27,700)	(5)	(1,164)	(66)	(18,527)
Options exercised	—	—	(50)	(14,100)	(2)	(164)	(51)	(4,152)
Options outstanding-9/30/08	—	$—	—	$—	—	$—	—	$—

	Growth		Value		Women’s Equity
	Number of	Premiums	Number of	Premiums	Number of	Premiums
Put Options	Contracts	Received	Contracts	Received	Contracts	Received

Options outstanding-12/31/07	—	$—	—	$—	—	$—
Options written	50	14,850	32	5,455	36	31,320
Options closed	—	—	—	—	—	—
Options expired	(50)	(14,850)	(32)	(5,455)	(36)	(31,320)
Options exercised	—	—	—	—	—	—
Options outstanding-9/30/08	—	$—	—	$—	—	$—

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank & Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less  than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, a registered Rule 2(a)-7 money market fund.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the Borrower and the remainder is allocated between the Funds and the Agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of September 30, 2008, the value of securities loaned and the payable on collateral due to the broker were as follows:

		Payable on
	Market Value of	Collateral Due
Fund	Securities Loaned	to Broker

Balanced	$259,314,717	$255,106,608
Growth	26,137,147	24,403,334
High Yield Bond	20,556,881	21,077,788
Women’s Equity	10,151,187	9,832,338

Investment Information

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2008 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds

Balanced	$671,884,286	$324,579,456	$567,626,043	$353,438,646
Growth	48,498,756	—	39,272,846	—
Value	3,447,011	—	1,914,984	—
Small Cap	2,322,950	—	821,538	—
International	2,911,210	—	345,764	—
High Yield Bond	59,006,692	—	20,997,866	—
Women’s Equity	27,236,507	—	19,889,713	—
Green	6,863,633	—	476,813	—

* Excluding short-term investments and US Government bonds.

The term “affiliated company” includes other investment companies that are managed by a fund’s adviser. At September 30, 2008, the Funds held the following investment in Pax World Money Market Fund, Inc., an affiliated company:

	Value at 12/31/07	Purchased Cost	Sold Cost	Value at 09/30/08	Dividend Income

Balanced	$16,462,127	$1,016,880,656	$1,005,409,626	$27,933,157	$490,312
Growth	1,363,049	26,623,124	25,584,578	2,401,595	18,348
Value	13,139	2,099,863	1,966,798	146,204	1,494
Small Cap	—	2,311,739	2,305,124	6,615	792
International	—	1,055,119	1,019,403	35,716	317
High Yield Bond	9,422,776	49,161,401	58,575,845	8,332	116,279
Women’s Equity	1,756,610	12,808,033	13,325,735	1,238,908	21,863

A “controlled affiliate” is a company in which a fund has ownership of at least 25% of the voting securities. At September 30, 2008, The Balanced Fund held more than 25% of the Pax World Money Market Fund, Inc.

For federal income tax purposes, the identified cost of investments owned at September 30, 2008 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2008 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
	income tax basis	appreciation	depreciation	(depreciation)

Balanced	$2,278,207,356	$194,553,883	$146,041,212	$48,512,671
Growth	127,400,905	6,243,577	15,264,895	(9,021,318)
Value	3,325,669	46,276	638,789	(592,513)
Small Cap	1,555,125	55,168	177,804	(122,636)
International	2,544,117	12,611	490,256	(477,645)
High Yield Bond	144,967,716	373,231	11,618,093	(11,244,862)
Women’s Equity	47,867,054	3,348,355	4,903,370	(1,555,015)
Green	6,703,952	19,081	1,209,570	(1,190,489)

At September 30, 2008, the Balanced, Growth, International, High Yield Bond, Women’s Equity and Green Funds had unrealized foreign currency losses of $22,554; $2,390; $729; $4,390; 4,859; and $2,159; respectively.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. At September 30, 2008, the High Yield Bond Fund held $19,240,327 or 16.75% of net assets in securities exempt from registration under Rule 144A of the Act.

At September 30, 2008, the High Yield Bond Fund held $1,889,574 of illiquid securities, representing 1.64% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Tax Information

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. These differences primarily relate to investments in foreign denominated securities and real estate investment trusts. Additionally, timing differences may occur due to wash sale loss deferrals. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period, and may result in reclassification among certain capital accounts. For tax purposes, short-term capital gains are considered ordinary income.

The tax character of distributions paid during 2007 and 2006 was as follows:

	Distributions paid in 2007 (1)		Distributions paid in 2006 (1)
	Ordinary	Long-term	Ordinary	Long-term
Fund	income	capital gains	income	capital gains

Balanced	$39,076,403	$101,734,188	$32,594,411	$106,759,384
Growth	1,383,259	11,358,937	—	—
Value	9,844	—	—	—
High Yield Bond	7,029,656	—	5,424,955	35,729
Women’s Equity *	233,598	3,033,756	195,412	812,414

(1) For Women’s Equity Fund, distributions paid in 2006 represent those paid during fiscal year ending March 31, 2007, and distributions paid in 2007, represent those paid during the nine months ended December 31, 2007.

At December 31, 2007, the Funds had no capital loss carryforwards available to be used to offset future net realized capital gains for federal income tax purposes.

Under current tax laws, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  During the period from November 1, 2007 through December 31, 2007, the Value Fund incurred a capital loss of $3,498 and a foreign currency loss of $21; and the Women’s Equity Fund incurred a foreign currency loss of $1,961. These losses are treated for Federal income tax purposes as if they occurred on January 1, 2008. Accordingly, during 2007 the Funds may have made distributions, as required by Internal Revenue Code Regulations, in excess of amounts recognized for financial reporting purposes.

The Funds have adopted the provisions of Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”, (“FIN 48”), effective for the current fiscal year. As of December 31, 2007, Management has analyzed the Funds’ tax positions taken for all open tax years which remain subject to examination by the Funds’ major tax jurisdictions (years 2004 through 2007). The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the period ended December 31, 2007, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.

Item 2.   Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 24, 2008

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ November 24, 2008